Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 5 – Property, Plant and Equipment

The Company’s property, plant and equipment were as follows:

	September 30,	December 31,
	2016	2015
Machinery and equipment	$2,284,313	$1,863,322
Leasehold improvements	125,853	50,772
Accumulated depreciation	(855,705)	(661,930)
	1,554,461	1,252,164
Construction in process	233,276	26,893
Total property, plant and equipment, net	$1,787,737	$1,279,057

NOTE 5 – Property, Plant and Equipment

As of December 31, 2015 and 2014, the property, plant and equipment, net of accumulated depreciation, is $1,279,057 and $7,889,207, respectively.

December 31,	2015	2014
Machinery and equipment	$1,863,322	$6,802,971
Leasehold improvements	50,772	449,271
Accumulated depreciation	(661,930)	(803,725)
	1,252,164	6,448,517
Construction in process	26,893	1,440,690
Total property, plant and equipment	$1,279,057	$7,889,207

Depreciation expense recorded during the years ended December 31, 2015 and 2014 was $586,502 and $475,784, respectively.

During December 2015, the Company ceased operations at its New Jersey facility (see Note 1). In connection with the cession of operations at the New Jersey facility the Company recorded an impairment to property, plant and equipment of approximately $6.1 million.